UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2018

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/HIMCO Global Enhanced Dividend Fund

(Class I: HGDIX)

ANNUAL REPORT

JUNE 30, 2018

AAM/HIMCO Global Enhanced Dividend Fund

A series of Investment Managers Series Trust

Table of Contents
Letter to Shareholders	1
Fund Performance	4
Schedule of Investments	6
Statement of Assets and Liabilities	18
Statement of Operations	19
Statement of Changes in Net Assets	20
Statement of Cash Flows	21
Financial Highlights	22
Notes to Financial Statements	23
Report of Independent Registered Public Accounting Firm..	30
Supplemental Information	31
Expense Examples	34

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/HIMCO Global Enhanced Dividend Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

18925 Base Camp Road, Monument, CO 80132 Tel: 888.883.2663 Fax: 719.488.4215 www.aamlive.com

AAM/HIMCO Global Enhanced Dividend Fund

Annual Shareholder Letter: June 30, 2018

To the Shareholders and Directors of the AAM/HIMCO Global Enhanced Dividend Fund:

We are pleased to report that the AAM/HIMCO Global Enhanced Dividend Fund (the Fund) has completed its first six months of operation and we are proud to report on our performance through the end of June 30, 2018.

For the fiscal year ending June 30, 2018, the AAM HIMCO Global Enhanced Dividend Fund Class I returned -3.54%.1 The Fund’s benchmark, the MSCI World Value Index (Gross of Dividends), returned -2.96%.2 From an income perspective, the SEC Yield for the Fund as of June 30, 2018 was 4.68% on a subsidized basis and 0.07% on an unsubsidized basis.3

The Fund's primary investment objective is to seek to provide a high level of current income. Its secondary investment objective is to seek to provide capital appreciation. We aim to achieve this by taking long and short positions in domestic and foreign equity securities, which can include depository receipts. As dividend yield is a primary consideration in selecting securities for the Fund, we will take long positions in equity securities that we believe offer the potential for above average dividend yield and attractive returns. Under normal conditions the Fund will invest at least 80% of its net assets in dividend paying equity securities. In addition, we will sell short equity securities that we believe will offer below average dividend yields and less attractive returns. Our view is that investors can benefit from a potentially strong income, diversification across the global equity market and a value orientation that may offer less volatility in down markets. We believe this Fund is particularly relevant for investors in and near retirement, who need high current income and the capital appreciation potential of the equity markets, but need a strategy that can potentially provide lower volatility during down markets. However, we believe the Fund can also be a core holding for investors looking for a diversified, quality global equity exposure.

We leverage HIMCO’s resources and investment platform, including our quantitative equity, fundamental equity, macroeconomic and fixed income credit research teams, to inform our portfolio management decisions. We manage the Fund utilizing a quantitative approach that ranks stocks based on dividend yield and various fundamental factors across four key areas, business behavior, investor behavior, management behavior and valuation. These ranks inform whether we overweight (buy) securities or underweight (sell short) stocks within the Fund. We also ensure that the portfolio is diversified by issuer, industry and country to help seek to minimize volatility of income and return, as well as seek to minimize downside risk.

Market Review

During 2Q18, the S&P 500 Index returned 3.4%, with strong corporate fundamentals more than offsetting the threats of trade war, rising rates, and geopolitical tensions.4 Market selloffs were more orderly than in 1Q18, but concerns over whether earnings are ‘at peak’ and whether the end of the cycle is around the corner seem prevalent.

Advisors Asset Management, Inc. (AAM) is a SEC registered investment advisor and member FINRA/SIPC.

Corporate fundamentals were very supportive during the quarter. With the benefit of a full quarter of tax reform, approximately 57% companies beat estimates on both sales and earnings (vs. 35% historical average), most notably in Technology, Healthcare, and Financials. Pre-tax profits exceeded estimates by 3.5% and the S&P 500 sales revision ratio (the ratio of estimate increases over estimate decreases) maintained a multi-year high, strong signs that operating profitability and end-demand are healthy. Consensus estimates for S&P 500 earnings per share for the full year of 2018 finished the quarter at +22%, up from 20% at the beginning on the quarter. As a result, equity returns in the quarter were in line with rising earnings estimates, as forward Price/Equity (P/E) ratios remained essentially flat at 17.0x, in line with the trailing 5-year average.4

Other notable themes played out during the quarter:

  Blistering Mergers & Acquisition (M&A) activity. North America M&A activity totaled $738 billion during the quarter, the third highest quarterly level since the Great Recession.5 Despite the return of market volatility, business confidence remains robust and provides a supportive backdrop for market multiples.5
  Small caps outperformed. Amidst concerns over global growth, stronger dollar, and trade tensions, investors sought shelter in U.S.-centric stocks with small caps outperforming large cap by 227 basis points (bps).4 While long-term pressure from tariffs in these companies may still exist, as much of their revenue may be dependent on business from multinationals, in the short run they are perceived as a relative safe haven against trade headlines.
  Growth beat value. Growth stocks continue to lead market performance, outperforming value this quarter by 385 bps.4 This brings the year-to-date performance gap to 951 bps, and a continuation of this trend could outpace last year’s result, the widest since 1999.

The Fund is performing in-line with the benchmark for the year. Lower dividend yielding, higher growth stocks have outperformed in the Technology sector providing strong headwinds to the portfolio. This was offset by strong security selection in a number of sectors led by Healthcare. As expected, the bulk of our performance came from security selection.

Outlook

On the domestic front, we expect a more hawkish U.S. Federal Reserve, although we are not anticipating any drastic moves as evidenced from the most recent meeting. We expect volatility to continue to be elevated throughout the remainder of 2018.

The global economy has been in a virtuous cycle of self-reinforcing growth for the past 12-18 months. Synchronized global growth was in vogue as the legacy of easy monetary policy in the U.S. and Europe, stimulus from the U.S. tax cuts passed in late 2017 and a supportive growth backdrop across much of the emerging markets complex powered the global economy. However, we believe the global economy has likely reached its zenith and that major economies will see somewhat slower growth over the second half of the year. As investors look to 2019, we think the dominant economic narrative will be one of growth converging to trend, although this outcome will likely hinge on the manner in which major central banks like the U.S. Federal Reserve, European Central Bank and the People’s Bank of China respond. Consistent with late cycle dynamics throughout history, central bankers are entering a challenging period where growth is firm, inflation is showing modest signs of acceleration, and interest rates are increasing as monetary accommodation is removed globally.

1.	Sales charges do not apply the Class I shares.
2.	The index is the MSCI World Value Index (Gross of Dividends) which is an index of stocks of U.S. and Internal companies. It is not possible to invest directly in an index.
3.	The 30-day SEC Dividend Yield is based on the most recent 30-day period covered by the fund’s filings with the SEC. The unsubsidized yield figure reflects the dividends and interest earned during the period, after the deduction of the fund’s expenses, while the subsidized yield takes into account fee waivers.
4.	Factset, as of July 1, 2018
5.	Bloomberg, as of July 1, 2018

The views expressed in this Annual Shareholder Letter are the views of HIMCO, the sub-advisor to the AAM/HIMCO Global Enhanced Dividend (the “Fund”) through the end of the period and are subject to change based on market and other conditions.  The Annual Shareholder letter is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security.  Any such offer may be made only by the Fund’s prospectus.  The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

An investment in the Fund is subject to risks and you could lose money on your investment in the Fund.  For specific investment risks, please refer to the [reference relevant other section of the annual report].

Advisor: AAM is a SEC registered investment advisor and member FINRA/SIPC. HIMCO, the Fund’s sub-advisor, is also a SEC-registered investment adviser. SEC registration does not imply a certain level of skill or training; nor does it imply that the SEC has sponsored, recommended, or otherwise approved of HIMCO.

Distributor:  IMST Distributors, LLC.

HIMCO is not affiliated with AAM, IMST Distributors, LLC or any of their affiliates.

Not FDIC Insured – No Bank Guarantee – May Lose Value

AAM/HIMCO Global Enhanced Dividend Fund

FUND PERFORMANCE at June 30, 2018 (Unaudited)

This graph compares a hypothetical $25,000 investment in the Fund’s Class I shares, made at its inception, with a similar investment in the MSCI World Value Index. The performance graph above is shown for the Fund’s Class I shares. Results include the reinvestment of all dividends and capital gains.

The MSCI World Value Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not possible to invest in an index.

Total Returns as of June 30, 2018	3 Months	6 Months	Since Inception*	Inception Date
Class I	-0.22%	-3.54%	-3.64%	12/26/17
MSCI World Value Index	0.05%	-2.96%	-2.71%	12/26/17

*Cumulative

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 966-9661.

Gross and net expense ratios for Class I shares were 5.49% and 1.81%, respectively, which were stated in the current prospectus dated December 18, 2017. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.30% of the average daily net assets of the Fund’s Class I shares. In the absence of such waivers, the Fund’s returns would have been lower. This agreement is in effect until October 31, 2027, and it may be terminated before that date only by the Trust’s Board of Trustees.

AAM/HIMCO Global Enhanced Dividend Fund

FUND PERFORMANCE at June 30, 2018 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 90 days of purchase will be charged a redemption fee of 2.00%.

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2018

Number of Shares		Value
	Common Stocks – 138.5%
	Australia – 3.5%
1,127	Australia & New Zealand Banking Group Ltd. - ADR[1]	$23,661
1,200	BHP Billiton PLC - ADR[1]	53,940
3,272	National Australia Bank Ltd. - ADR[1]	33,129
996	South32 Ltd. - ADR[1]	13,262
2,066	Westpac Banking Corp. - ADR[1]	44,791
		168,783
	Canada – 6.0%
159	Bank of Montreal[1,2]	12,284
400	Bank of Nova Scotia[1,2]	22,888
526	BCE, Inc.[1,2]	21,298
267	Canadian Imperial Bank of Commerce[1,2]	23,208
1,620	Enbridge, Inc.[1,2]	57,818
723	IGM Financial, Inc.[1,2]	20,850
603	Manulife Financial Corp.[1,2]	10,836
917	Power Financial Corp.[1,2]	21,348
314	Royal Bank of Canada[1,2]	23,644
307	Sun Life Financial, Inc.[1,2]	12,323
222	Toronto-Dominion Bank[1,2]	12,845
520	TransCanada Corp.[1,2]	22,464
757	Vermilion Energy, Inc.[1,2]	27,259
		289,065
	Finland – 0.6%
5,313	Nokia OYJ - ADR[1]	30,550

	France – 5.0%
320	BNP Paribas S.A. - ADR[1]	9,843
4,888	Societe Generale S.A. - ADR[1]	40,840
3,170	TOTAL S.A. - ADR[1]	191,975
		242,658
	Germany – 3.4%
1,055	Allianz S.E. - ADR[1]	21,606
1,776	BASF S.E. - ADR[1]	42,446
2,894	ProSiebenSat.1 Media S.E. - ADR[1]	18,160
1,237	Siemens A.G. - ADR[1]	81,500
		163,712
	Italy – 2.1%
1,510	Eni S.p.A. - ADR[1]	56,051
2,499	Intesa Sanpaolo S.p.A. - ADR[1]	43,383
		99,434
	Japan – 7.9%
2,150	Canon, Inc. - ADR[1]	70,283
81	Mitsui & Co., Ltd. - ADR[1]	26,967

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018

Number of Shares		Value
	Common Stocks (Continued)
	Japan(Continued)
3,120	NTT DOCOMO, Inc. - ADR[1]	$79,248
20,069	Sumitomo Mitsui Financial Group, Inc. - ADR[1]	155,936
12,531	Sumitomo Mitsui Trust Holdings, Inc. - ADR[1]	49,685
		382,119
	Luxembourg – 0.6%
816	Ternium S.A. - ADR[1]	28,413

	Monaco – 0.3%
2,119	Costamare, Inc.[1,2]	16,910

	Netherlands – 1.8%
1,359	ING Groep N.V. - ADR[1]	19,461
406	Randstad N.V. - ADR[1]	11,887
769	Royal Dutch Shell PLC - Class A - ADR[1]	53,238
		84,586
	Norway – 0.5%
1,675	Ship Finance International Ltd.[1,2]	25,041

	Spain – 0.6%
1,412	Repsol S.A. - ADR[1]	27,590

	Sweden – 0.9%
2,076	Swedbank A.B. - ADR[1]	44,291

	Switzerland – 1.6%
472	ABB Ltd. - ADR[1]	10,276
293	Novartis A.G. - ADR[1]	22,133
2,950	UBS Group A.G.[1,2]	45,253
		77,662
	Taiwan – 0.5%
4,867	ASE Technology Holding Co., Ltd. - ADR[1]	22,388

	United Kingdom – 7.3%
1,440	AstraZeneca PLC - ADR[1]	50,558
3,378	Centrica PLC - ADR[1]	28,460
4,550	GlaxoSmithKline PLC - ADR[1]	183,411
1,000	HSBC Holdings PLC - ADR[1]	47,140
748	Rio Tinto PLC - ADR[1]	41,499
		351,068
	United States – 95.9%
730	AbbVie, Inc.[1]	67,634
635	AG Mortgage Investment Trust, Inc. - REIT[1]	11,932
608	AGNC Investment Corp. - REIT[1]	11,303
155	Air Products & Chemicals, Inc.[1]	24,138
2,550	Aircastle Ltd.[1,2]	52,275
1,034	Altria Group, Inc.[1]	58,721
621	American Railcar Industries, Inc.[1]	24,517

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018

Number of Shares		Value
	Common Stocks (Continued)
	United States(Continued)
2,458	AmTrust Financial Services, Inc.[1]	$35,813
618	Archer-Daniels-Midland Co.[1]	28,323
1,952	AT&T, Inc.[1]	62,679
709	B&G Foods, Inc.[1]	21,199
2,780	BGC Partners, Inc. - Class A1	31,470
645	Brinker International, Inc.[1]	30,702
230	Bristol-Myers Squibb Co.[1]	12,728
1,660	Brixmor Property Group, Inc. - REIT[1]	28,934
1,070	Buckle, Inc.[1]	28,783
738	CA, Inc.[1]	26,310
502	Campbell Soup Co.[1]	20,351
1,810	Capitol Federal Financial, Inc.[1]	23,820
798	Cardinal Health, Inc.[1]	38,966
91	CenterPoint Energy, Inc.[1]	2,522
1,411	CenturyLink, Inc.[1]	26,301
417	Chevron Corp.[1]	52,721
1,316	Chimera Investment Corp. - REIT[1]	24,056
1,947	Cisco Systems, Inc.[1]	83,779
1,631	Coca-Cola Co.[1]	71,536
529	Cogent Communications Holdings, Inc.[1]	28,249
555	CoreCivic, Inc. - REIT[1]	13,259
331	CorEnergy Infrastructure Trust, Inc. - REIT[1]	12,446
310	Cracker Barrel Old Country Store, Inc.[1]	48,425
709	CVR Energy, Inc.[1]	26,226
508	Dine Brands Global, Inc.[1]	37,998
370	Dominion Energy, Inc.[1]	25,227
510	Domtar Corp.[1]	24,347
289	Duke Energy Corp.[1]	22,854
547	Eastman Chemical Co.[1]	54,678
971	Eaton Corp. PLC[1,2]	72,573
178	Edison International[1]	11,262
911	Emerson Electric Co.[1]	62,987
510	Ethan Allen Interiors, Inc.[1]	12,495
1,374	Extended Stay America, Inc.[1]	29,692
602	Exxon Mobil Corp.[1]	49,803
846	First Hawaiian, Inc.[1]	24,551
1,779	FNB Corp.[1]	23,874
3,937	Ford Motor Co.[1]	43,583
3,390	GameStop Corp. - Class A1	49,392
679	Gaming and Leisure Properties, Inc. - REIT[1]	24,308
1,063	Gannett Co., Inc.[1]	11,374
861	General Mills, Inc.[1]	38,108
1,360	General Motors Co.[1]	53,584
700	Gladstone Commercial Corp. - REIT[1]	13,454

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018

Number of Shares		Value
	Common Stocks (Continued)
	United States(Continued)
1,195	Hanesbrands, Inc.[1]	$26,314
347	HNI Corp.[1]	12,908
1,340	Hope Bancorp, Inc.[1]	23,892
1,480	Hospitality Properties Trust - REIT[1]	42,343
610	Host Hotels & Resorts, Inc. - REIT[1]	12,853
3,432	Huntington Bancshares, Inc.[1]	50,656
2,408	Independence Realty Trust, Inc. - REIT[1]	24,826
1,370	International Business Machines Corp.[1]	191,389
873	International Paper Co.[1]	45,466
1,845	Interpublic Group of Cos., Inc.[1]	43,247
1,750	Invesco Ltd.[1,2]	46,480
678	Invesco Mortgage Capital, Inc. - REIT[1]	10,780
329	Iron Mountain, Inc. - REIT[1]	11,518
758	Kellogg Co.[1]	52,961
418	Kimberly-Clark Corp.[1]	44,032
1,335	Kimco Realty Corp. - REIT[1]	22,682
765	Kohl's Corp.[1]	55,768
704	Las Vegas Sands Corp.[1]	53,757
700	LSC Communications, Inc.[1]	10,962
457	LyondellBasell Industries N.V. - Class A1,2	50,201
631	Main Street Capital Corp.[1]	24,012
2,657	Merck & Co., Inc.[1]	161,280
450	Meredith Corp.[1]	22,950
738	MetLife, Inc.[1]	32,177
180	National Health Investors, Inc. - REIT[1]	13,262
2,826	Navient Corp.[1]	36,823
738	New Media Investment Group, Inc.[1]	13,638
2,050	New Residential Investment Corp. - REIT[1]	35,854
1,981	New York Mortgage Trust, Inc. - REIT[1]	11,906
790	NIC, Inc.[1]	12,285
206	NorthWestern Corp.[1]	11,794
5,198	Oaktree Specialty Lending Corp.[1]	24,846
698	Old National Bancorp[1]	12,983
2,404	Old Republic International Corp.[1]	47,864
851	Omnicom Group, Inc.[1]	64,906
957	ONEOK, Inc.[1]	66,827
1,070	Outfront Media, Inc. - REIT[1]	20,811
1,016	PacWest Bancorp[1]	50,211
1,500	Park Hotels & Resorts, Inc. - REIT[1]	45,945
1,751	PennantPark Investment Corp.[1]	12,266
211	PepsiCo, Inc.[1]	22,972
5,375	Pfizer, Inc.[1]	195,005
1,210	Pitney Bowes, Inc.[1]	10,370
1,280	PPL Corp.[1]	36,544

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018

Number of Shares		Value
	Common Stocks (Continued)
	United States(Continued)
640	Principal Financial Group, Inc.[1]	$33,888
542	Procter & Gamble Co.[1]	42,309
240	Public Service Enterprise Group, Inc.[1]	12,994
1,080	Quad/Graphics, Inc.[1]	22,496
1,534	QUALCOMM, Inc.[1]	86,088
271	Quality Care Properties, Inc. - REIT*,1	5,829
308	Safety Insurance Group, Inc.[1]	26,303
660	SCANA Corp.[1]	25,423
80	Simon Property Group, Inc. - REIT[1]	13,615
743	Six Flags Entertainment Corp.[1]	52,047
928	Sonoco Products Co.[1]	48,720
826	Southern Co.[1]	38,252
2,075	Spark Energy, Inc. - Class A1	20,231
500	STAG Industrial, Inc. - REIT[1]	13,615
573	Starwood Property Trust, Inc. - REIT[1]	12,440
532	Targa Resources Corp.[1]	26,329
585	Target Corp.[1]	44,530
2,613	TiVo Corp.[1]	35,145
752	Trustmark Corp.[1]	24,538
830	Tupperware Brands Corp.[1]	34,229
1,502	Two Harbors Investment Corp. - REIT[1]	23,732
460	United Parcel Service, Inc. - Class B1	48,866
282	Valero Energy Corp.[1]	31,254
2,216	Vector Group Ltd.[1]	42,281
5,460	VEREIT, Inc. - REIT[1]	40,622
2,344	Verizon Communications, Inc.[1]	117,927
186	WEC Energy Group, Inc.[1]	12,025
1,420	Wells Fargo & Co.[1]	78,725
2,546	Western Union Co.[1]	51,760
826	Xerox Corp.[1]	19,824
		4,622,865
	Total Common Stocks (Cost $6,872,427)	6,677,135

	Exchange-Traded Funds – 1.5%
	United States – 1.5%
465	iShares Core MSCI EAFE ETF[1]	29,467
170	Vanguard S&P 500 ETF[1]	42,417
		71,884
	Total Exchange-Traded Funds (Cost $72,457)	71,884

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018

Number of Shares		Value
	Total Investments – 140.0% (Cost $6,944,884)	$6,749,019
	Liabilities in Excess of Other Assets – (40.0)%	(1,927,687)

	Total Net Assets – 100.0%	$4,821,332

	Securities Sold Short – (40.7)%
	Common Stocks – (40.7)%
	Belgium – (0.2)%
(810)	Euronav N.V.[2]	$(7,453)

	Canada – (1.3)%
(511)	IMAX Corp.*,2	(11,318)
(4,843)	Kinross Gold Corp.*,2	(18,210)
(133)	Shopify, Inc.*,2	(19,403)
(4,039)	Turquoise Hill Resources Ltd.*,2	(11,471)
		(60,402)
	Cayman Islands – (0.2)%
(361)	Greenlight Capital Re Ltd. - Class A*,2	(5,126)
(200)	Theravance Biopharma, Inc.*,2	(4,536)
		(9,662)
	Ireland – (0.1)%
(625)	Ardmore Shipping Corp.*,2	(5,125)

	Netherlands – (0.2)%
(41)	Cimpress N.V.*,2	(5,943)
(219)	Wright Medical Group N.V.*,2	(5,685)
		(11,628)
	Puerto Rico – (0.2)%
(1,003)	First BanCorp/Puerto Rico*,2	(7,673)

	Switzerland – (0.2)%
(3,582)	Weatherford International PLC*,2	(11,785)

	United Kingdom – (1.1)%
(797)	Belmond Ltd. - Class A*,2	(8,886)
(234)	Delphi Technologies PLC[2]	(10,638)
(274)	IHS Markit Ltd.*,2	(14,136)
(3,272)	Noble Corp. plc*,2	(20,712)
		(54,372)
	United States – (37.2)%
(75)	2U, Inc.*	(6,267)
(137)	Acadia Healthcare Co., Inc.*	(5,605)
(550)	Aclaris Therapeutics, Inc.*	(10,984)
(534)	Advanced Disposal Services, Inc.*	(13,233)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018

Number of Shares		Value
	Securities Sold Short (Continued)
	Common Stocks (Continued)
	United States(Continued)
(1,142)	Advanced Micro Devices, Inc.*	$(17,119)
(469)	AdvanSix, Inc.*	(17,179)
(350)	Aerie Pharmaceuticals, Inc.*	(23,643)
(85)	Aerovironment, Inc.*	(6,072)
(611)	Allegheny Technologies, Inc.*	(15,348)
(125)	Allegiance Bancshares, Inc.*	(5,419)
(13)	AMERCO	(4,630)
(283)	American Axle & Manufacturing Holdings, Inc.*	(4,403)
(782)	American Homes 4 Rent - REIT	(17,345)
(377)	Amicus Therapeutics, Inc.*	(5,889)
(260)	Amneal Pharmaceuticals, Inc.*	(4,267)
(275)	Antero Resources Corp.*	(5,871)
(218)	Assembly Biosciences, Inc.*	(8,548)
(118)	Astronics Corp.*	(4,244)
(292)	Atlantic Capital Bancshares, Inc.*	(5,738)
(185)	AxoGen, Inc.*	(9,296)
(217)	Basic Energy Services, Inc.*	(2,411)
(80)	Beacon Roofing Supply, Inc.*	(3,410)
(163)	BioTelemetry, Inc.*	(7,335)
(111)	Black Knight, Inc.*	(5,944)
(41)	Bluebird Bio, Inc.*	(6,435)
(301)	Brighthouse Financial, Inc.*	(12,061)
(155)	C&J Energy Services, Inc.*	(3,658)
(1,630)	Caesars Entertainment Corp.*	(17,441)
(463)	Callon Petroleum Co.*	(4,973)
(398)	Career Education Corp.*	(6,436)
(255)	CarMax, Inc.*	(18,582)
(389)	Carrols Restaurant Group, Inc.*	(5,777)
(146)	Cavium, Inc.*	(12,629)
(166)	Century Communities, Inc.*	(5,237)
(43)	Charter Communications, Inc. - Class A*	(12,608)
(238)	Chefs' Warehouse, Inc.*	(6,783)
(460)	Chegg, Inc.*	(12,783)
(252)	Cheniere Energy, Inc.*	(16,428)
(2,358)	Clean Energy Fuels Corp.*	(8,701)
(215)	Clearwater Paper Corp.*	(4,966)
(531)	CNX Resources Corp.*	(9,441)
(1,638)	Coeur Mining, Inc.*	(12,449)
(316)	Conduent, Inc.*	(5,742)
(192)	Cray, Inc.*	(4,723)
(127)	Cree, Inc.*	(5,279)
(186)	Customers Bancorp, Inc.*	(5,279)
(747)	Darling Ingredients, Inc.*	(14,850)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018

Number of Shares		Value
	Securities Sold Short (Continued)
	Common Stocks (Continued)
	United States(Continued)
(92)	Dave & Buster's Entertainment, Inc.*	$(4,379)
(1,057)	Dermira, Inc.*	(9,724)
(129)	DexCom, Inc.*	(12,252)
(246)	Donnelley Financial Solutions, Inc.*	(4,273)
(590)	Dorian LPG Ltd.*,2	(4,508)
(284)	Edgewell Personal Care Co.*	(14,331)
(299)	Envision Healthcare Corp.*	(13,159)
(811)	Equity Commonwealth - REIT*	(25,547)
(83)	Esperion Therapeutics, Inc.*	(3,253)
(241)	Etsy, Inc.*	(10,168)
(467)	EW Scripps Co. - Class A	(6,253)
(703)	Express, Inc.*	(6,432)
(610)	EZCORP, Inc. - Class A*	(7,350)
(145)	Farmer Brothers Co.*	(4,430)
(257)	Fiesta Restaurant Group, Inc.*	(7,376)
(230)	Finisar Corp.*	(4,140)
(342)	FireEye, Inc.*	(5,263)
(177)	First Solar, Inc.*	(9,321)
(333)	Flagstar Bancorp, Inc.*	(11,409)
(288)	Floor & Decor Holdings, Inc. - Class A*	(14,207)
(526)	Forum Energy Technologies, Inc.*	(6,496)
(114)	FRP Holdings, Inc.*	(7,381)
(353)	G-III Apparel Group Ltd.*	(15,673)
(375)	Gardner Denver Holdings, Inc.*	(11,021)
(100)	Gartner, Inc.*	(13,290)
(384)	GCP Applied Technologies, Inc.*	(11,117)
(237)	Genesco, Inc.*	(9,409)
(64)	Genesee & Wyoming, Inc. - Class A*	(5,204)
(149)	Gentherm, Inc.*	(5,856)
(195)	GoDaddy, Inc.*	(13,767)
(659)	Gray Television, Inc.*	(10,412)
(429)	Green Brick Partners, Inc.*	(4,204)
(1,885)	Groupon, Inc.*	(8,105)
(424)	Hain Celestial Group, Inc.*	(12,635)
(1,026)	Halcon Resources Corp.*	(4,504)
(253)	HarborOne Bancorp, Inc.*	(4,792)
(1,923)	Hecla Mining Co.	(6,692)
(1,097)	Helix Energy Solutions Group, Inc.*	(9,138)
(171)	HomeStreet, Inc.*	(4,608)
(181)	HomeTrust Bancshares, Inc.*	(5,095)
(663)	Hostess Brands, Inc.*	(9,017)
(775)	Houghton Mifflin Harcourt Co.*	(5,929)
(194)	Howard Hughes Corp.*	(25,705)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018

Number of Shares		Value
	Securities Sold Short (Continued)
	Common Stocks (Continued)
	United States(Continued)
(1,047)	HRG Group, Inc.*	$(13,705)
(94)	IAC/InterActiveCorp*	(14,334)
(108)	II-VI, Inc.*	(4,693)
(622)	Infinera Corp.*	(6,176)
(175)	Ingevity Corp.*	(14,151)
(209)	Installed Building Products, Inc.*	(11,819)
(278)	International Seaways, Inc.*,2	(6,433)
(120)	INTL. FCStone, Inc.*	(6,205)
(642)	Intra-Cellular Therapies, Inc.*	(11,344)
(725)	Invitation Homes, Inc. - REIT	(16,719)
(1,066)	iStar, Inc. - REIT*	(11,502)
(284)	Kala Pharmaceuticals, Inc.*	(3,899)
(732)	Kosmos Energy Ltd.*,2	(6,054)
(457)	Kratos Defense & Security Solutions, Inc.*	(5,260)
(4,525)	LendingClub Corp.*	(17,150)
(148)	Liberty Broadband Corp. - Class C*	(11,207)
(316)	Liberty Media Corp.-Liberty Braves*	(8,172)
(221)	Liberty Media Corp.-Liberty Formula One - Class A*	(7,804)
(512)	Liberty TripAdvisor Holdings, Inc. - Class A*	(8,243)
(511)	Lindblad Expeditions Holdings, Inc.*	(6,771)
(113)	Loral Space & Communications, Inc.*	(4,249)
(145)	Lumentum Holdings, Inc.*	(8,395)
(143)	M/I Homes, Inc.*	(3,787)
(47)	Madison Square Garden Co.*	(14,579)
(40)	Madrigal Pharmaceuticals, Inc.*	(11,188)
(238)	MarineMax, Inc.*	(4,510)
(15)	Markel Corp.*	(16,265)
(1,070)	Melinta Therapeutics, Inc.*	(6,794)
(247)	Meritage Homes Corp.*	(10,856)
(679)	Nationstar Mortgage Holdings, Inc.*	(11,903)
(297)	Navistar International Corp.*	(12,094)
(81)	Neogen Corp.*	(6,495)
(52)	Netflix, Inc.*	(20,354)
(70)	Nevro Corp.*	(5,589)
(230)	Norwegian Cruise Line Holdings Ltd.*,2	(10,867)
(633)	Oasis Petroleum, Inc.*	(8,210)
(117)	Okta, Inc.*	(5,893)
(272)	OraSure Technologies, Inc.*	(4,480)
(748)	ORBCOMM, Inc.*	(7,555)
(644)	Paratek Pharmaceuticals, Inc.*	(6,569)
(467)	Parsley Energy, Inc. - Class A*	(14,141)
(66)	PayPal Holdings, Inc.*	(5,496)
(110)	PDC Energy, Inc.*	(6,649)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018

Number of Shares		Value
	Securities Sold Short (Continued)
	Common Stocks (Continued)
	United States (Continued)
(80)	Penumbra, Inc.*	$(11,052)
(391)	Performance Food Group Co.*	(14,350)
(441)	PHH Corp.*	(4,789)
(157)	Post Holdings, Inc.*	(13,505)
(351)	PRA Group, Inc.*	(13,531)
(422)	Presidio, Inc.*	(5,528)
(385)	Primo Water Corp.*	(6,734)
(50)	Puma Biotechnology, Inc.*	(2,957)
(294)	Pure Storage, Inc.*	(7,021)
(865)	QEP Resources, Inc.*	(10,605)
(123)	Quidel Corp.*	(8,179)
(794)	Radian Group, Inc.	(12,879)
(311)	Reading International, Inc. - Class A*	(4,960)
(93)	Red Robin Gourmet Burgers, Inc.*	(4,334)
(439)	Renewable Energy Group, Inc.*	(7,836)
(381)	Ring Energy, Inc.*	(4,808)
(3)	Seaboard Corp.	(11,888)
(132)	Skechers U.S.A., Inc. - Class A*	(3,961)
(1,539)	SLM Corp.*	(17,622)
(588)	Smart & Final Stores, Inc.*	(3,263)
(234)	Sotheby's*	(12,716)
(334)	Spirit Airlines, Inc.*	(12,141)
(252)	Square, Inc. - Class A*	(15,533)
(668)	St. Joe Co.*	(11,991)
(339)	Stratasys Ltd.*,2	(6,488)
(404)	Summit Materials, Inc. - Class A*	(10,605)
(658)	SunCoke Energy, Inc.*	(8,817)
(721)	Sunstone Hotel Investors, Inc. - REIT	(11,983)
(229)	Super Micro Computer, Inc.*	(5,416)
(571)	Superior Energy Services, Inc.*	(5,562)
(2,723)	Tahoe Resources, Inc.[2]	(13,397)
(207)	Taylor Morrison Home Corp. - Class A*	(4,301)
(232)	Tejon Ranch Co.*	(5,638)
(1,220)	TETRA Technologies, Inc.*	(5,429)
(136)	Texas Capital Bancshares, Inc.*	(12,444)
(533)	TimkenSteel Corp.*	(8,715)
(169)	TopBuild Corp.*	(13,239)
(318)	TreeHouse Foods, Inc.*	(16,698)
(684)	TRI Pointe Group, Inc.*	(11,190)
(405)	U.S. Foods Holding Corp.*	(15,317)
(157)	Universal Electronics, Inc.*	(5,189)
(200)	USG Corp.*	(8,624)
(364)	Verizon Communications, Inc.	(18,313)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018

Number of Shares		Value
	Securities Sold Short (Continued)
	Common Stocks (Continued)
	United States (Continued)
(840)	Viavi Solutions, Inc.*	$(8,602)
(110)	Virtusa Corp.*	(5,355)
(83)	WageWorks, Inc.*	(4,150)
(100)	WaVe Life Sciences Ltd.*,2	(3,825)
(188)	Wayfair, Inc.*	(22,327)
(92)	WEX, Inc.*	(17,524)
(698)	Windstream Holdings, Inc.	(3,678)
(92)	World Acceptance Corp.*	(10,213)
(977)	WPX Energy, Inc.*	(17,615)
(65)	XPO Logistics, Inc.*	(6,512)
(675)	Zayo Group Holdings, Inc.*	(24,624)
(91)	Zebra Technologies Corp. - Class A*	(13,036)
(121)	Zillow Group, Inc. - Class A*	(7,230)
(121)	Zillow Group, Inc. - Class C*	(7,146)
(524)	Zogenix, Inc.*	(23,161)
		(1,794,391)
	Total Common Stocks (Proceeds $1,878,727)	(1,962,491)

	Total Securities Sold Short (Proceeds $1,878,727)	$(1,962,491)

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Financial Statements.

AAM/HIMCO Global Enhanced Dividend Fund

SUMMARY OF INVESTMENTS

As of June 30, 2018

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Financials	32.7%
Consumer Discretionary	15.6%
Health Care	15.2%
Energy	14.8%
Information Technology	11.1%
Industrials	9.7%
Consumer Staples	9.2%
Materials	8.9%
Real Estate	6.8%
Telecommunication Services	5.3%
Utilities	5.1%
Communications	2.1%
Technology	2.0%
Total Common Stocks	138.5%
Exchange-Traded Funds	1.5%
Total Investments	140.0%
Liabilities in Excess of Other Assets	(40.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AAM/HIMCO Global Enhanced Dividend Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2018

Assets:
Investments, at value (cost $6,944,884)	$6,749,019
Cash	28,311
Receivables:
Dividends and interest	32,769
Due from Advisor	14,513
Prepaid expenses	3,375
Prepaid offering costs	9,203
Total assets	6,837,190

Liabilities:
Securities sold short, at value (proceeds $1,878,727)	1,962,491
Payables:
Auditing fees	17,205
Offering costs - Advisor	11,650
Fund accounting fees	8,318
Fund administration fees	4,165
Transfer agent fees and expenses	3,477
Due to broker for securities sold short	2,271
Custody fees	1,746
Chief Compliance Officer fees	794
Trustees' fees and expenses	310
Trustees' deferred compensation (Note 3)	259
Dividends on securities sold short	82
Interest expense	40
Accrued other expenses	3,050
Total liabilities	2,015,858

Net Assets	$4,821,332

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$5,118,846
Accumulated net investment income	23,886
Accumulated net realized loss on investments and securities sold short	(41,771)
Net unrealized depreciation on:
Investments	(195,865)
Securities sold short	(83,764)
Net Assets	$4,821,332

Number of shares issued and outstanding	512,740
Net asset value per share	$9.40

See accompanying Notes to Financial Statements.

AAM/HIMCO Global Enhanced Dividend Fund

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2018

Investment Income:
Dividends (net of foreign withholding taxes of $8,218)	$194,505
Total investment income	194,505

Expenses:
Fund accounting fees	31,555
Advisory fees	22,778
Fund administration fees	18,925
Auditing fees	17,205
Offering costs	15,005
Transfer agent fees and expenses	11,720
Legal fees	7,664
Interest expense	7,520
Chief Compliance Officer fees	6,026
Custody fees	5,606
Trustees' fees and expenses	4,077
Miscellaneous	2,714
Shareholder reporting fees	2,700
Dividends on securities sold short	1,171
Registration fees	841
Insurance fees	612
Total expenses	156,119
Advisory fees waived	(22,778)
Other expenses absorbed	(91,748)
Net expenses	41,593
Net investment income	152,912

Realized and Unrealized Loss:
Net realized loss on:
Investments	(18,896)
Securities sold short	(34,892)
Net realized loss	(53,788)
Net change in unrealized appreciation/depreciation on:
Investments	(195,865)
Securities sold short	(83,764)
Net change in unrealized appreciation/depreciation	(279,629)
Net realized and unrealized loss	(333,417)

Net Decrease in Net Assets from Operations	$(180,505)

See accompanying Notes to Financial Statements.

AAM/HIMCO Global Enhanced Dividend Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period December 26, 2017* through June 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$152,912
Net realized loss on investments and securities sold short	(53,788)
Net change in unrealized appreciation/depreciation on investments and securities sold short	(279,629)
Net decrease in net assets resulting from operations	(180,505)

Distributions to Shareholders:
From net income	(120,948)
Total distributions to shareholders	(120,948)

Capital Transactions:
Net proceeds from shares sold:	5,001,837
Reinvestment of distributions:	120,948
Net increase in net assets from capital transactions	5,122,785

Total increase in net assets	4,821,332

Net Assets:
Beginning of period	-
End of period	$4,821,332

Accumulated net investment income	$23,886

Capital Share Transactions:
Shares sold:	500,184
Shares reinvested:	12,556
Net increase from capital share transactions	512,740

*	Commencement of operations.

See accompanying Notes to Financial Statements.

AAM/HIMCO Global Enhanced Dividend Fund

STATEMENT OF CASH FLOWS

For the Period Ended June 30, 2018

Increase/(Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(180,505)
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(8,016,048)
Sales of long-term portfolio investments	1,052,268
Proceeds from securities sold short	2,152,370
Cover short securities	(308,535)
Increase in due from advisor	(14,513)
Increase in dividends receivable	(32,769)
Increase in prepaid expenses	(12,578)
Increase in dividends on securities sold short	82
Increase in accrued expenses	51,014
Net realized loss on investments and securities sold short	53,788
Net change in unrealized appreciation/depreciation	279,629
Net cash used for operating activities	(4,975,797)

Cash flows provided by financing activities:
Proceeds from sale of shares	5,001,837
Net cash provided by financing activities	5,001,837

Net increase in cash	26,040

Cash and cash equivalents:
Beginning cash balance	-
Total beginning cash and cash equivalents	-

Ending cash balance	28,311
Ending cash due to broker for securities held short	(2,271)
Total ending cash and cash equivalents	$26,040

Non cash financing activities not included herein consist of $120,948 of reinvested dividends.

See accompanying Notes to Financial Statements.

AAM/HIMCO Global Enhanced Dividend Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout the period.

For the Period December 26, 2017* through June 30, 2018
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	0.30
Net realized and unrealized loss on investments	(0.66)
Total from investment operations	(0.36)

Less Distributions:
From net investment income	(0.24)
Total distributions	(0.24)

Net asset value, end of period	$9.40

Total return [2]	(3.64)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,821

Ratio of expenses to average net assets (including Interest expenses and dividends on securities sold short):
Before fees waived[5]	6.17%[4]
After fees waived[5]	1.64%[4]
Ratio of net investment income to average net assets (including interest expenses and dividends on securities sold short):
Before fees waived	1.52%[4]
After fees waived	6.05%[4]

Portfolio turnover rate	15%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest expenses and dividends on securities sold short had been excluded, the expense ratio would have been lowered by 0.34% for the period ended June 30, 2018.

See accompanying Notes to Financial Statements.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2018

Note 1 – Organization

AAM/HIMCO Global Enhanced Dividend Fund (the ‘‘Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek to provide a high level of current income, and its secondary investment objective is capital appreciation. The Fund currently offers three classes of shares: Class A, Class C and Class I. The Fund’s Class I shares commenced operations on December 26, 2017. The Fund’s Class A and Class C shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2018

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $24,208 which are being amortized over a one-year period from December 26, 2017 (commencement of operations).

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2018

(e) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets. The Advisor has engaged Hartford Investment Management Company, (the “Sub-Advisor” or “HIMCO”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.30% of the average daily net assets of the Fund's Class I Shares. This agreement is in effect until October 31, 2027, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the period ended June 30, 2018, the Advisor waived all of its fees and absorbed other expenses totaling $114,526. The Advisor may recover from the Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratios, including the recovered expenses, fall below the expense limit at which they were waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than June 30, 2021.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the period ended June 30, 2018, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2018

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested Fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the period ended June 30, 2018, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At June 30, 2018, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$5,059,229

Gross unrealized appreciation	374,911
Gross unrealized depreciation	(647,612)

Net unrealized depreciation	$(272,701)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sales, PFIC, REIT and equity return of capital.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2018, permanent differences in book and tax accounting have been reclassified to paid-in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

Increase (Decrease)
Paid-in Capital	Undistributed Net Investment Income/Loss	Accumulated Net Realized Loss
$ (3,939)	$ (8,078)	$ 12,017

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2018

As of June 30, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$25,063
Undistributed long-term capital gains	-
Tax accumulated earnings	25,063

Accumulated capital and other losses	(49,876)
Unrealized depreciation on investments	(272,701)
Total accumulated deficit	$(297,514)

The tax character of the distributions paid during the period December 26, 2017 (commencement of operations) through June 30, 2018 was as follows:

Distributions paid from:	2018
Ordinary income	$120,948
Net long-term capital gains	-
Total distributions paid	$120,948

At June 30, 2018, the Fund had $49,876 of accumulated short term capital loss carryforward. To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the period ended June 30, 2018, there were no redemptions from the Fund.

Note 6 – Investment Transactions

For the period ended June 30, 2018, purchases and sales of investments, excluding short-term investments, futures contracts and options contracts, were as follows:

Purchases	Sales	Securities sold short	Cover short securities
$8,016,048	$1,052,268	$2,152,370	$308,535

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% for the Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period ended June 30, 2018, there were no shareholder servicing fees incurred.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to its Class A and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2018

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the Plan.

For the period ended June 30, 2018, there were no distribution or service fees incurred.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2018

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$6,677,135	$-	$-	$6,677,135
Exchange-Traded Funds	71,884	-	-	71,884
Total Assets	$6,749,019	$-	$-	$6,749,019

Liabilities
Securities Sold Short
Common Stocks[1]	$1,962,491	$-	$-	$1,962,491
Total Liabilities	$1,962,491	$-	$-	$1,962,491

[1]	For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 11 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of the AAM/HIMCO Global Enhanced Dividend Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the AAM/HIMCO Global Enhanced Dividend Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of June 30, 2018, the related statement of operations, the statement of changes in net assets, statement of cash flows, and financial highlights for the period December 26, 2017 (commencement of operations) through June 30, 2018, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2018, the results of its operations, the changes in its net assets, cash flows, and the financial highlights for the period December 26, 2017 through June 30, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018 by correspondence with the custodian and broker. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

August 29, 2018

AAM/HIMCO Global Enhanced Dividend Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Corporate Dividends Received Deduction

For the year ended June 30, 2018, 63.14% of the dividends to be paid from net investment income, including short-term capital gains qualifies for the dividend received deduction available to corporate shareholders of the Fund.

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, the Fund designates income dividends of 100.00% as qualified dividend income paid during the year ended June 30, 2018.

Trustees and Officers Information

Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (888) 966-9661. The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees:
Charles H. Miller[a] (born 1947) Trustee	Since November 2007	Retired (2013 - present). Executive Vice President, Client Management and Development, Access Data, a Broadridge Company, a provider of technology and services to asset management firms (1997-2012).	5	None.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 - present). President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 - 2015).	5	Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 - present). Independent financial services consultant (1996 - 2014). Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 - 2006). Senior Vice President, Oppenheimer Management Company (1983 - 1996). Chairman, NICSA, an investment management trade association (1993 - 1996).	5	None.

AAM/Global Enhanced Dividend Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years
Independent Trustee:
John P. Zader [a] (born 1961) Trustee	Since November 2007	Retired (June 2014 - present). CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, (December 2006 - June 2014). President, Investment Managers Series Trust (December 2007 - June 2014).	5	Investment Managers Series Trust II, a registered investment company (includes 12 portfolios).
Interested Trustee:
Eric M. Banhazlb† (born 1957) Trustee	Since January 2008	Chairman (2016 - present), and President (2006 - 2015), Mutual Fund Administration, LLC, the co-administrator for the Fund. Trustee and Vice President, Investment Managers Series Trust (December 2007 - March 2016).	5	Investment Managers Series Trust II, a registered investment company (includes 12 portfolios).
Officers of the Trust:
Maureen Quill [a] (born 1963) President	Since June 2014	President (January 2018 – present), UMB Fund Services, Inc. Chief Operating Officer (June 2014 – January 2018), and Executive Vice President (January 2007 – June 2014), UMB Fund Services, Inc. Vice President, Investment Managers Series Trust (December 2013 - June 2014).	N/A	N/A
Rita Dam[b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-Chief Executive Officer (2016 - present), and Vice President (2006 - 2015), Mutual Fund Administration, LLC.	N/A	N/A
Joy Ausili[b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016	Co-Chief Executive Officer (2016 - present), and Vice President (2006 - 2015), Mutual Fund Administration, LLC. Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 - March 2016).	N/A	N/A

AAM/Global Enhanced Dividend Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years
Officers of the Trust:
Diane Drake[b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 - present). Managing Director and Senior Counsel (2010 - 2015), BNY Mellon Investment Servicing (US) Inc. (2010 – 2015).	N/A	N/A
Martin Dziura[b] (born 1959) Chief Compliance Officer	Since June 2014	Principal, Dziura Compliance Consulting, LLC (October 2014 - present). Managing Director, Cipperman Compliance Services (2010 - September 2014). Chief Compliance Officer, Hanlon Investment Management (2009 - 2010). Vice President - Compliance, Morgan Stanley Investment Management (2000 - 2009).	N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740. Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.

c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Fund managed by the same investment advisor. The Fund’s investment advisor also serves as investment advisor to the AAM/HIMCO Short Duration Fund, the AAM/Bahl & Gaynor Income Growth Fund, the AAM/Insight Select Income Fund and the AAM/Phocas Real Estate Fund which are offered in a separate prospectus. The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC.

AAM/HIMCO Global Enhanced Dividend Fund

EXPENSE EXAMPLE

For the Six Months Ended June 30, 2018 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/18	6/30/18	1/1/18 – 6/30/18
Actual Performance	$ 1,000.00	$ 964.60	$ 7.97
Hypothetical (5% annual return before expenses)	1,000.00	1,016.68	8.19

*	Expenses are equal to the Fund’s annualized expense ratio of 1.64%, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

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AAM/HIMCO Global Enhanced Dividend Fund

A series of Investment Managers Series Trust

Investment Advisor

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Advisor

Hartford Investment Management Company

One Hartford Plaza

Hartford, Connecticut 06155

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AAM/HIMCO Global Enhanced Dividend Fund – Class I	HGDIX	46141Q 246

Privacy Principles of the AAM/HIMCO Global Enhanced Dividend Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM/HIMCO Global Enhanced Dividend Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 966-9661, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 966-9661, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (888) 966-9661. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 966-9661.

AAM/HIMCO Global Enhanced Dividend Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 966-9661

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-966-9661.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John P. Zader is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 06/30/2018	FYE 06/30/2017
Audit Fees	$14,950	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$ 2,800	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 06/30/2018	FYE 06/30/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 06/30/2018	FYE 06/30/2017
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	9/7/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	9/7/18

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	9/7/18